Related party transactions and balances	6 Months Ended
Jun. 30, 2024
Related party transactions and balances
Related party transactions and balances

20Related party transactions and balances

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties include associates, parent, subsidiaries, and key management personnel or their close family members. The terms and conditions of these transactions have been mutually agreed between the Group and the related parties. To determine significance, the Group considers various qualitative and quantitative factors including whether transactions with related parties are conducted in the ordinary course of business.

Interest in subsidiaries

The details of interests in the subsidiaries with whom the Group had entered into transactions or had agreements or arrangements in place during the period are disclosed in Note 1 of the condensed interim consolidated financial statements.

20Related party transactions and balances (continued)

Compensation of key management personnel

Key management personnel of the Group comprise the Parent Company’s directors and senior management of the Group.

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Compensation and short-term employee benefits	2,196,693	344,355
	2,196,693	344,355

On December 26, 2023, the Board of Directors of Swvl approved a grant of 2,315,934 Restricted Stock Units (“RSUs”) to Swvl’s senior management vesting on March 31, 2024, pursuant to their respective employment agreements, and issued in consideration for services provided to the Group.

Balances with related parties

The following balances are outstanding at the end of the reporting periods:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Due to Board members	—	131,523
	—	131,523

Transactions with related parties

Details of transactions with related parties during the period, other than those which have been disclosed elsewhere in these condensed interim consolidated financial statements, are as follows:

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Payments made on behalf of the Group	—	556,000
Loan from a related party	—	139,000